Share capital - Common shares (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	Jul. 21, 2020 USD ($) $ / shares shares	Jan. 27, 2020 USD ($) $ / shares shares	Sep. 20, 2019 USD ($) shares	Sep. 20, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Share capital
Common shares issued (in shares)					20,208,948	11,852,749	11,852,749
Common shares, par value (in dollars per share) | $ / shares					$ 0	$ 0
Common shares issued and outstanding					$ 211,527	$ 100,298	$ 130,267	$ 88,647	$ 120,932	$ 100,298
Number of warrants issued			522,727	522,727
Offering
Share capital
Number of units issued			1,045,455	1,045,455
Offering price per unit | $ / shares				$ 11.00
Gross proceeds | $				$ 11,500
Net proceeds | $			$ 7,933
Number of common shares in units issued			1	1
Number of warrants in units issued			0.5	0.5
Number of common share that each warrant entitles the holder			1	1
Warrant exercise price per common share | $ / shares				$ 15.50
Term of the warrant			24 months	24 months
Offering | Major ordinary share transactions
Share capital
Number of units issued	3,172,414
Offering price per unit | $ / shares	$ 14.50	$ 11.65
Gross proceeds | $	$ 46,000	$ 39,523
Net proceeds | $	$ 42,721	$ 36,373
Number of shares issued		3,392,500